SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Inventories (Details) - USD ($) $ in Millions	Sep. 27, 2019	Sep. 28, 2018
Accounting Policies [Abstract]
Raw materials and parts	$ 160.1	$ 149.9
Work-in-process	27.9	25.4
Finished goods	60.2	59.8
Total inventories	$ 248.2	$ 235.1